SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Income Taxes (FY) (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Abstract]
Unrecognized tax benefits	$ 0	$ 0	$ 0
Accrued interest and penalties	$ 0	$ 0	$ 0